Income Taxes - Schedule of Income (Loss) Before Income Taxes by Geographic Region (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income (Loss) Before Income Taxes by Geographic Region [Abstract]
United States	$ (260,832)		$ (757,815)
Foreign (Hong Kong)	4,056,691		10,019,171
Total income before income taxes	$ 3,795,859	$ 2,227,745	$ 9,261,356	$ 5,909,713